SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 31. SUBSEQUENT EVENTS
Approval of Consolidated Financial Statements
The consolidated financial statements were approved by the Board of Directors on March 28, 2025.
In connection with the procedures aimed to modify the corporate structure of Bancolombia and its subsidiaries by creating a holding company named Grupo Cibest S.A. ("Grupo Cibest"), and the completion of a series of related corporate transactions (the "Corporate Structure Changes"), the Superintendencia Financiera de Colombia (the “Financial Superintendence of Colombia” or the “SFC”), through Resolution 0356 of February 28, 2025, resolved to:

• Not object to the merger of Sociedad Beneficiaria BC Panamá S.A.S., into Bancolombia.
• Approve the distribution of certain assets and subsidiaries of Banca de Inversión Bancolombia to Bancolombia.
• Approve the distribution of certain assets and subsidiaries of Bancolombia to Grupo Cibest.

With the non-objection and the approvals issued by the SFC, all of the required regulatory authorizations regarding the Corporate Structure Changes have been obtained.